SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of inventory - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of inventory [Abstract]
Raw material	$ 784,297	$ 372,101	$ 307,947
Finished goods	$ 73,994	55,415	39,998
Total inventory		$ 427,516	$ 347,945